UNEARNED REVENUE	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
UNEARNED REVENUE

NOTE 12 — UNEARNED REVENUE

Substantially all unearned revenue relates to the Agents and Infra segment.

Changes in unearned revenue were as follows:

(In millions)

Year Ended June 30, 2026

Balance, beginning of period	$67,265
Deferral of revenue	194,184
Recognition of unearned revenue	(185,737)

Balance, end of period	$75,712

Revenue allocated to remaining performance obligations, which includes unearned revenue and amounts expected to be invoiced and recognized as revenue in future periods, was $684 billion as of June 30, 2026. Revenue allocated to remaining performance obligations related to the commercial portion of revenue was $678 billion as of June 30, 2026, with a weighted average duration of approximately 2.3 years. We expect to recognize approximately 30% of both our total company remaining performance obligation revenue and commercial remaining performance obligation revenue over the next 12 months and the remainder thereafter.